Restatement of Consolidated Financial Statements - Impact of Restatement on Consolidated Balance Sheet (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Total current assets	$ 1,541,944	$ 1,009,168		$ 131,176
Total assets	1,616,337	1,066,769		172,384
Liabilities, redeemable non-controlling interest and stockholders’ equity
Total current liabilities	21,354	12,350		7,223
Assumed common stock warrant liabilities	288,039	689,699
Total liabilities	320,737	713,293		21,982
Redeemable non-controlling interest	1,694	1,704	$ 1,706	1,710	$ 1,690
Stockholders’ equity
Preferred stock - $0.0001 par value
Common stock - $0.0001 par value	39	36		24
Additional paid-in-capital	3,346,442	2,329,406		444,440
Accumulated other comprehensive (loss) income	143	(31)		90
Accumulated deficit	(2,052,718)	(1,977,639)		(295,862)
Total stockholders’ equity	1,293,906	351,772	$ 135,843	148,692	191,230
Total liabilities, redeemable non-controlling interest and stockholders’ equity	$ 1,616,337	1,066,769		172,384
Previously Reported
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Total current assets		1,009,168
Total assets		1,066,769
Liabilities, redeemable non-controlling interest and stockholders’ equity
Total current liabilities		12,350
Total liabilities		23,594
Redeemable non-controlling interest		1,704		$ 1,700	1,690
Stockholders’ equity
Preferred stock - $0.0001 par value
Common stock - $0.0001 par value		36
Additional paid-in-capital		2,437,242
Accumulated other comprehensive (loss) income		(31)
Accumulated deficit		(1,395,776)
Total stockholders’ equity		1,041,471			$ (214,345)
Total liabilities, redeemable non-controlling interest and stockholders’ equity		1,066,769
Restatement Adjustment
Liabilities, redeemable non-controlling interest and stockholders’ equity
Assumed common stock warrant liabilities		689,699
Total liabilities		689,699
Stockholders’ equity
Preferred stock - $0.0001 par value
Additional paid-in-capital		(107,836)
Accumulated deficit		(581,863)
Total stockholders’ equity		$ (689,699)